SHARE CAPITAL (Details - Warrants activity) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	1,896,071	2,519,238	2,831,338
Weighted Average Exercise Price Outstanding beginning	$ 1.64	$ 1.73	$ 1.87
Warrants Exercisable outstanding	1,896,071	2,519,238	2,831,338
Weighted Average Exercise Price outstanding	$ 1.64	$ 1.73	$ 1.87
Warrants canceled / exercised	0		(81,000)
Warrants canceled / exercised			$ 0.56
Warrants expired	0	(623,167)	(231,100)
Warrants expired		$ 0.39	$ 1.54
Warrants issued	0
Warrants canceled / exercised	0		81,000
Warrants expired	0	623,167	231,100
Warrants outstanding, ending balance	1,896,071	1,896,071	2,519,238
Weighted Average Exercise Price Outstanding, ending	$ 1.64	$ 1.64	$ 1.73
Warrants Exercisable outstanding	1,896,071	1,896,071	2,519,238
Weighted Average Exercise Price outstanding	$ 1.64	$ 1.64	$ 1.73